Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2025
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2025:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$3,215,422	23.36%	$963,331	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,823,239	20.87	611,605	7.000	$567,919	6.50%
International Bank of Commerce, Brownsville	633,425	28.78	154,089	7.000	143,083	6.50
International Bank of Commerce, Oklahoma	243,414	20.69	82,360	7.000	76,477	6.50
Commerce Bank	86,658	31.63	19,180	7.000	17,810	6.50
International Bank of Commerce, Zapata	70,163	32.63	15,051	7.000	13,976	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$3,452,837	25.09%	$1,444,997	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,932,526	22.12	917,407	10.500	$873,721	10.00%
International Bank of Commerce, Brownsville	660,969	30.03	231,134	10.500	220,127	10.00
International Bank of Commerce, Oklahoma	254,835	21.66	123,539	10.500	117,657	10.00
Commerce Bank	89,515	32.67	28,769	10.500	27,399	10.00
International Bank of Commerce, Zapata	72,573	33.75	22,577	10.500	21,502	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$3,289,921	23.91%	$1,169,760	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,823,239	20.87	742,663	8.500	$698,977	8.00%
International Bank of Commerce, Brownsville	633,425	28.78	187,108	8.500	176,102	8.00
International Bank of Commerce, Oklahoma	243,414	20.69	100,008	8.500	94,125	8.00
Commerce Bank	86,658	31.63	23,289	8.500	21,920	8.00
International Bank of Commerce, Zapata	70,163	32.63	18,277	8.500	17,202	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$3,289,921	19.86%	$662,702	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,823,239	18.58	392,594	4.00	490,743	5.00%
International Bank of Commerce, Brownsville	633,425	14.17	178,829	4.00	223,536	5.00
International Bank of Commerce, Oklahoma	243,414	14.68	66,316	4.00	82,896	5.00
Commerce Bank	86,658	11.54	30,039	4.00	37,549	5.00
International Bank of Commerce, Zapata	70,163	13.43	20,898	4.00	26,123	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2024:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,893,228	22.42%	$903,203	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,638,720	19.46	589,359	7.000	$547,262	6.50%
International Bank of Commerce, Oklahoma	554,879	26.11	148,761	7.000	138,136	6.50
International Bank of Commerce, Brownsville	240,023	20.57	81,679	7.000	75,845	6.50
International Bank of Commerce, Zapata	102,200	37.50	19,077	7.000	17,714	6.50
Commerce Bank	66,932	32.74	14,310	7.000	13,287	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$3,136,215	24.31%	$1,354,805	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,744,057	20.71	884,039	10.500	$841,942	10.00
International Bank of Commerce, Oklahoma	578,515	27.22	223,142	10.500	212,516	10.00
International Bank of Commerce, Brownsville	254,659	21.82	122,519	10.500	116,685	10.00
International Bank of Commerce, Zapata	105,090	38.56	28,616	10.500	27,253	10.00
Commerce Bank	69,278	33.89	21,464	10.500	20,442	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$2,974,881	23.06%	$1,096,747	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,638,720	19.46	715,651	8.500	$673,554	8.00
International Bank of Commerce, Oklahoma	554,879	26.11	180,639	8.500	170,013	8.00
International Bank of Commerce, Brownsville	240,023	20.57	99,182	8.500	93,348	8.00
International Bank of Commerce, Zapata	102,200	37.50	23,165	8.500	21,802	8.00
Commerce Bank	66,932	32.74	17,376	8.500	16,354	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$2,974,881	18.84%	$631,755	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,638,720	17.67	370,911	4.00	463,639	5.00
International Bank of Commerce, Oklahoma	554,879	13.08	169,680	4.00	212,100	5.00
International Bank of Commerce, Brownsville	240,023	14.47	66,341	4.00	82,926	5.00
International Bank of Commerce, Zapata	102,200	13.53	30,219	4.00	37,774	5.00
Commerce Bank	66,932	13.44	19,917	4.00	24,896	5.00